TAX EXPENSE - Schedule of Income Tax Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Abstract]
Tax (expense) credit attributable to policyholders	£ (163)	£ 4	£ (148)
Shareholder tax (expense) credit	(854)	157	(1,239)
Tax (expense) credit	£ (1,017)	£ 161	£ (1,387)